Deferred tax assets (DTA) (net) / deferred tax liabilities (DTL) (net) - Summary of Differed Tax Assets (Net) (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2023 INR (₨)	Mar. 31, 2023 USD ($)	Mar. 31, 2022 INR (₨)
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 15,454	$ 188	₨ 12,468
Net Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	4,645	57	1,062
Net Deferred Tax Assets | Deferred Tax Assets
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	26,323	320	21,077
Net Deferred Tax Assets | Deferred Tax Assets | Compound financial instruments
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	2,811	34	26
Net Deferred Tax Assets | Deferred Tax Assets | Mark to market of derivative instruments
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	334	4	376
Net Deferred Tax Assets | Deferred Tax Assets | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	129	2	30
Net Deferred Tax Assets | Deferred Tax Assets | Unamortised ancillary borrowing cost
Deferred Tax Assets [Abstract]
Deferred tax assets (net)			3
Net Deferred Tax Assets | Deferred Tax Assets | Provision for decommissioning cost
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	1,596	19	1,248
Net Deferred Tax Assets | Deferred Tax Assets | Expected credit loss
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	166	2	88
Net Deferred Tax Assets | Deferred Tax Assets | Tax Losses available for offsetting against future taxable income
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	20,055	244	17,939
Net Deferred Tax Assets | Deferred Tax Assets | Unused tax credt (Minimum alternate tax)
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	195	2	181
Net Deferred Tax Assets | Deferred Tax Assets | Lease liabilities
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	315	4	470
Net Deferred Tax Assets | Deferred Tax Assets | Government grant (viability gap funding)
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	353	4	355
Net Deferred Tax Assets | Deferred Tax Assets | Others
Deferred Tax Assets [Abstract]
Deferred tax assets (net)	369	4	361
Net Deferred Tax Assets | Deferred Tax Liabilities
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	21,678	264	20,015
Net Deferred Tax Assets | Deferred Tax Liabilities | Mark to market of derivative instruments
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	240	3	51
Net Deferred Tax Assets | Deferred Tax Liabilities | Difference in written down value of PPE as per books of account and tax laws
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	20,836	254	19,265
Net Deferred Tax Assets | Deferred Tax Liabilities | Unamortised ancillary borrowing cost
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	159	2	162
Net Deferred Tax Assets | Deferred Tax Liabilities | Right of use asset
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	442	5	497
Net Deferred Tax Assets | Deferred Tax Liabilities | Others
Deferred Tax Liabilities [Abstract]
Deferred tax liabilities	₨ 1	$ 0	₨ 41